Equity	12 Months Ended
Dec. 31, 2023
Equity
Equity

18.         Equity

(i)	As at December 31, 2023, the Company’s authorized share capital was 500 million common shares, par value US$0.0001 per share (December 31, 2022: 500 million common shares).
(ii)	During the year ended December 31, 2023, 5,756,200 common shares were repurchased at a total cost of US$793,123.
(iii)	During the year ended December 31, 2023, no dividend was distributed.
(iv)	In December 2023, the Company issued 11,398,784 common shares for US$0.14 per share, for total cash proceeds of US$1,595,830 to Central Plains Ltd.

All other equity transactions have been disclosed in consolidated statement of changes in shareholders’ equity.